Notes to the Profit or Loss Statement - Summary Of Detailed Information About In Limited Unlimited Carry Forward Tax Losses (Detail) - Carry-Forward of Tax Losses € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of Limited And Unlimited Carry Forward of Tax Losses [Line Items]
Tax Losses from Prior Years	€ 780,297
Tax Losses from Current Year	125,486
Foreign Currency Translation Differences	(21,238)
Total tax losses	884,545
Expected Deferred Tax Assets on Total Tax Losses	207,333
Derecognition of Deferred Tax Assets on Tax Losses	(78,100)
Deferred Tax Assets on Tax Losses	€ 129,233